Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Assets at Fair Value through Other Comprehensive Income

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Investments in debt instruments at FVTOCI
Agency bonds/Agency mortgage-backed securities	$31,288.8	$51,966.5
Corporate bond s	40,753.6	51,790.0
Government bonds	11,151.3	12,824.2
Asset-backed securities	15,670.3	10,815.9
Commercial paper	107.6	—

	98,971.6	127,396.6

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	3,910.7	4,124.3
Publicly traded stocks	590.1	—

	4,500.8	4,124.3

	$103,472.4	$131,520.9

Current	$99,561.7	$127,396.6
Noncurrent	3,910.7	4,124.3

	$103,472.4	$131,520.9